Summary of Significant Accounting Policies (Annual and Quarter) (Detail) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Asset, Useful Life			5 years	5 years
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			290,619	2,420,000	320,825
Marketing and Advertising Expense (in Dollars)	$ 1,250	$ 69,059		$ 237,249	$ 25,253
Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years	3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life			5 years	5 years
Cash, FDIC Insured Amount (in Dollars)	$ 250,000		250,000	$ 250,000